Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000101704 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Independent Franchise Partners US Equity Fund (with redemption fee)
Accumulated Value	$ 3,000,000		$ 3,606,784.98	$ 4,075,258.69	$ 4,496,748.17	$ 4,886,878.1	$ 5,742,235.25	$ 7,312,056.07	$ 6,147,310.41	$ 7,620,833.52	$ 9,801,792	$ 12,263,056
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	3,000,000		3,462,911.76	4,107,338.42	4,842,978.87	5,048,991.44	5,813,863.63	7,558,312.04	6,388,886.73	7,769,990.76	10,594,507.06	12,458,892.25
Russell 1000 Value Benchmark Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Benchmark (Total Return) Index
Accumulated Value	$ 3,000,000		$ 3,485,849.48	$ 4,013,006.12	$ 4,392,236.29	$ 4,567,955.17	$ 4,338,422.55	$ 5,857,359.54	$ 5,191,813.05	$ 5,941,417.96	$ 7,590,843.04	$ 8,307,560.26